Acquisition of Bao Li Gaming Promotion Limited (Details 2) (USD $)	3 Months Ended		6 Months Ended		1 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2012 Bao Li Gaming [Member]	Jun. 30, 2014 Bao Li Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration as of December 31, 2013						$ 16,189,550
Payment					(15,000,000)	(13,000,000)
Ordinary Shares Issued						0
Change in Fair Value of Contingent Consideration						24,249,638
Foreign Currency Translation Adjustment	176,984	208,433	81,705	(163,706)		22,799
Contingent Consideration Payable as of June 30, 2014						$ 19,230,478